Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2024
Registrant Name	dei_EntityRegistrantName	Federated Hermes Adjustable Rate Securities Trust
CIK	dei_EntityCentralIndexKey	0000771524
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 24, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 29, 2024
Prospectus Date	rr_ProspectusDate	Oct. 31, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Adjustable Rate Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FEUGX
Federated Hermes Adjustable Rate Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FEUNX